RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 133,984
Ending Balance	176,256	$ 133,984
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book value	176,256		$ 133,984
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	144,702
Net exchange differences	(3,347)
Ending Balance	255,889	144,702
Gross carrying amount [member] | Right-of-use assets [member] | Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Additions		144,702
Gross carrying amount [member] | Right-of-use assets [member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions	114,534
Accumulated impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	10,718
Additions	68,915	10,718
Ending Balance	$ 79,633	$ 10,718